Financial Instruments - Additional Information (Detail) $ in Millions	9 Months Ended
Sep. 30, 2021 USD ($)
Revolving Credit Facility [Member] | Interest Rate Contract [Member]
Increase decrease in the variable rate of interest	1.00%
Equipment Debt [Member]
Long term debt unhedged	$ 1.4